Banking Loans - Schedule of Banking Loans (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Banking Loans [Abstract]
Banking loans-short-term	¥ 30,000,000	$ 4,268,154	¥ 15,000,000
Total	¥ 30,000,000	$ 4,268,154	¥ 15,000,000